LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability		$ 19,098,159	R$ 139,596,221
Estimated amount of loss | R$			409,075,280
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,300,587		$ 2,065,496
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 2,471,137,390
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability		778,065		942,173
Time deposits to guaranty judicial liabilities		295,856
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability		47,945,921		66,070,162
Time deposits to guaranty judicial liabilities		21,054,433		32,166,823
Warranty insurance and bail letters | R$			1,525,587,904
Warranty insurance and bail letters commission percentage	0.79%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 463,613,817
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 701,660,858
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability		$ 34,747		$ 3,488